Going Concern & Liquidity (Details Narrative) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Going Concern Liquidity
Accumulated deficit	$ 204,269,519	$ 88,951,426
Working capital deficit	53,200,000	$ 101,500,000
Cash	2,000,000.0
Restricted Cash	1,800,000
Debt obligations	$ 18,100,000